Schedule of reconciliation between statutory income tax and effective tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	$ (370,961)	$ (2,992,228)
Tax rate	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (92,740)	$ (748,057)
Additional deductible of R&D expense
Effect of tax exempt entity	164,743	311,599
Effect of previous year tax filing		2,481
Effect of non-tax deductible expenses	23	55,935
Effect of tax loss not recognized	158,607	369,930
Effect of investment income not recognized	(232,990)
Effect of impairment not recognized	(1,631)
Income tax expense	(3,988)	(8,112)
Deferred tax assets	3,490,495	365,930
Valuation allowance	(3,490,495)
Deferred tax assets, net
Deferred tax liability	(23,074)
Total deferred tax liabilities	$ (23,074)
Total deferred tax assets		$ 365,930